Interest Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift, Interest [Abstract]
Schedule of Components of Net Interest Expense

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Interest expense	$187,282	$181,179	$177,543
Interest income	(13,702)	(11,935)	(4,012)

Interest expense, net	$173,580	$169,244	$173,531